Combined and Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 42,270	$ 35,506
Restricted cash	3,801	2,737
Accounts receivable	17,297	16,532
Other assets	15,518	14,390
Property, plant and equipment, net	1,867	2,274
Other intangible assets, net	7,273	10,237
Goodwill	57,906	57,683
Total Assets	1,802,921	1,654,283
Liabilities
Accounts payable and accrued expenses	78,272	69,975
Other liabilities	4,569	4,860
Current tax liabilities	1,248
Deferred tax liabilities	98,876	2,193
Notes payable, net	1,182,584	1,194,726
Total Liabilities	1,365,549	1,271,754
Stockholder's Equity
Common Stock par value $0.0001 per share; 330,000,000 shares and 0 shares authorized as of September 30, 2025 and December 31, 2024 and 58,266,307 and 0 shares issued and outstanding as of September 30, 2025 and December 31, 2024	6
Additional paid-in capital	(60,748)
Retained earnings	500,414	398,122
Accumulated other comprehensive income (loss)	(2,300)	(15,593)
Total stockholder's equity	437,372	382,529
Total Liabilities and Stockholder's Equity	1,802,921	1,654,283
Investments in receivables, net
Assets
Receivables, net	1,640,809	1,497,748
Credit card receivables
Assets
Receivables, net	$ 16,180	$ 17,176